Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets and goodwil
	Note	December 31, 2021	December 31, 2022
		RMB	RMB
Intangible assets	(a)	4,009,372	3,487,733

Schedule of intangible assets
	December 31, 2021			December 31, 2022
	Gross carrying value	Accumulated amortisation	Net carrying value	Gross carrying value	Accumulated amortisation	Net carrying value
	RMB	RMB	RMB	RMB	RMB	RMB
Amortized intangible assets:
Software	10,793,974	(9,754,602)	1,039,372	10,793,974	(10,276,241)	517,733
Cooperation agreement	5,030,000	(5,030,000)	-	5,030,000	(5,030,000)	-

Total amortized intangible assets	15,823,974	(14,784,602)	1,039,372	15,823,974	(15,306,241)	517,733

Unamortized intangible assets:
Trademarks	2,970,000			2,970,000

Schedule of amortization expense for current year and future periods
Software
RMB

Year ended December 31, 2022 (actual)	521,639
Estimate for year ended December 31,
2023	517,143
2024	590
2025	-
2026	-
2027	-